Shareholders Equity (USD $)	Common Stock Shares	Common Stock Amount	Additional Paid in Capital	Treasury Stock Shares	Treasury Stock Amount	Members' Equity (Deficiency)	Retained Earnings (Deficiency)	Total
Balance - January 1, 2010 at Dec. 31, 2009						(10,880)
Net income for the period from January 1, 2010 through July 13, 2010						$ 170,821
Distributions						(142,400)
Conversion from Limited Liability Company to Corporation						(17,541)	17,541	17,541
Sale of stock for cash	40,200,000	4,020						4,020
Sale of stock for cash	10,000	1	2,499					2,500
Net loss for the period from July 14, 2010 through December 31, 2010							(71,478)	(71,478)
Balance - December 31, 2010	40,210,000	4,021	2,499				(53,937)	(47,417)
Cancellation of stock	(27,500,000)	(2,750)	2,750
Purchase of treasury stock, at cost				350,000	(3,500)			(3,500)
Stock dividend (4:1)	49,440,000	4,944					(4,944)
Net income							$ 23,666	$ 23,666
Balance - December 31, 2011 at Dec. 31, 2011	62,150,000	6,215	5,249	350,000	(3,500)		(35,215)	(27,251)